Label	Element	Value
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.80%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Nvidia Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.50%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.40%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Broadcom, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Tesla Motors, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.30%)
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	51.90%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.70%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.20%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.70%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Netherlands
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Uruguay
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Ireland
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%